CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 6,258,699
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(17,626)
Unrealized loss on marketable securities held in Trust Account	3,558
Change in fair value of derivative liability	(7,144,117)
Changes in operating assets and liabilities:
Prepaid expenses	(43,030)
Accrued expenses	59,369
Net cash used in operating activities	(797,087)
Net Change in Cash	(797,087)
Cash - Beginning	1,061,717
Cash - Ending	$ 264,630
Non-cash investing and financing activities:
Change in value of Class A ordinary share subject to possible redemption	$6,258,696